Filed electronically with the Securities and Exchange Commission on February 19, 2019.

1933 Act File No. 002-91577

1940 Act File No. 811-04049

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No.	| __ |
Post-Effective Amendment No. 105	| X |
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 107

Deutsche DWS Income Trust (formerly Deutsche Income Trust) (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

John Millette Vice President and Secretary Deutsche DWS Income Trust One International Place Boston, MA 02110 (Name and Address of Agent for Service)

Copy to: John S. Marten Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

|X |	Immediately upon filing pursuant to paragraph (b)
|___|	On ______________ pursuant to paragraph (b)
|___|	60 days after filing pursuant to paragraph (a)(1)
|___|	On ______________ pursuant to paragraph (a)(1)
|___|	75 days after filing pursuant to paragraph (a)(2)
|___|	On ______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|___|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS GNMA Fund (formerly Deutsche GNMA Fund) — Class A, Class T, Class C, Class R, Class R6, Institutional Class and Class S
•	DWS High Income Fund (formerly Deutsche High Income Fund) — Class A, Class T, Class C, Class R, Class R6, Institutional Class and Class S
•	DWS Global High Income Fund (formerly Deutsche Global High Income Fund) — Class A, Class T, Class C, Class R6, Institutional Class and Class S
•	DWS Short Duration Fund (formerly Deutsche Short Duration Fund) — Class A, Class T, Class C, Class R6, Institutional Class and Class S
•	DWS Fixed Income Opportunities Fund (formerly Deutsche Fixed Income Opportunities Fund) — Class A, Class T, Class C, Class R6, Institutional Class and Class S
•	DWS Multisector Income Fund (formerly Deutsche Multisector Income Fund) — Class A, Class T, Class C, Class R6, Institutional Class and Class S
•	DWS Short Duration High Income Fund (formerly Deutsche Short Duration High Income Fund) – Class A, Class T, Class R6, Institutional Class, and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 8th day of February 2019.

DEUTSCHE DWS INCOME TRUST

By: /s/Hepsen Uzcan

       Hepsen Uzcan*

       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	February 8, 2019

/s/ Diane Kenneally
Diane Kenneally	Chief Financial Officer and Treasurer	February 8, 2019

/s/John W. Ballantine
John W. Ballantine*	Trustee	February 8, 2019

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	February 8, 2019

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	February 8, 2019

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	February 8, 2019

/s/Richard J. Herring
Richard J. Herring*	Trustee	February 8, 2019

/s/William McClayton
William McClayton*	Trustee	February 8, 2019

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	February 8, 2019

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	February 8, 2019

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	February 8, 2019

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 104, as filed on January 28, 2019 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase